Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Percentage of voting rights held by equity holders pre combination	54.00%		54.00%
Foreign Currency Transaction Gain (Loss), Unrealized					$ 200	$ 1,400
Restricted Investments maturity period					90 days
Capitalized Computer Software, Net					$ 23,200	19,800
Impairment of Intangible Assets, Finite-lived						3,892
Goodwill, Impairment Loss					0	0
Effective income tax rate percentage	45.10%	21.20%	37.90%	21.60%
Advertising Expense					100	100
Long Term Cash Incentive Plan [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 0
Maximum [Member]
Effective income tax rate percentage					50.00%
Software Development [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					5 years
Software Development [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					3 years
Computer Software, Intangible Asset [Member]
Impairment of Intangible Assets, Finite-lived					$ 0	$ 3,900
Computer Software, Intangible Asset [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					3 years